Subsequent Events	9 Months Ended
Jul. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
8.	NOTE 8 – SUBSEQUENT EVENTS
The Company’s management has evaluated all subsequent events through issuance date and none required disclosure.